Trade and Other Receivables - Changes in Loss Allowance on Accounts Receivable - Trade Measured at Amortized Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Impairment	₩ (43,162)	₩ (30,064)	₩ (37,547)
Trade and other receivables [member]
Disclosure of financial assets [line items]
Beginning balance	234,923	238,881
Impairment	37,906	27,053
Write-offs	(40,236)	(42,296)
Collection of receivables previously written-off	10,144	11,282
Business combination	0	3
Ending Balance	₩ 242,737	₩ 234,923	₩ 238,881